DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings
The following table displays the components of our current and long term debt instruments:

	As of	As of
	December 31, 2019	December 31, 2018
Current debt:
Lease liabilities	$987	$1,151
Ecobank Loan III	—	5,555
Ecobank Loan IV	—	4,000
Vendor agreement	—	16,776
Macquarie Credit Facility	15,000	—
Total current debt	$15,987	$27,482
Long term debt:
Leases liabilities	$1,394	$532
Ecobank Loan III	—	14,380
Ecobank Loan IV	—	13,700
7% Convertible Debentures	47,002	44,612
Macquarie Credit Facility	42,386	—
Total long term debt	$90,782	$73,224

Current portion	$15,987	$27,482
Long term portion	90,782	73,224
Total	$106,769	$100,706

Schedule of changes in borrowings
The changes in the carrying amount of the 7% Convertible Debentures are as follows:

	For the Years Ended December 31,
	2019	2018
Beginning balance	$44,612	$42,515
Accretion of 7% Convertible Debentures discount	2,390	2,097
Balance at the end of the period	$47,002	$44,612

Schedule of payments on outstanding debt
Schedule of payments on outstanding debt as of December 31, 2019:

	Year ending December 31, 2020	Year ending December 31, 2021	Year ending December 31, 2022	Year ending December 31, 2023	Year ending December 31, 2024	Year ending December 31, 2025	Maturity
Lease liabilities
Principal	$987	$258	$275	$294	$313	$254	2025
Interest	106	81	64	45	25	5

7% Convertible Debentures
Principal	—	51,498	—	—	—	—	2021
Interest	3,605	3,605	—	—	—	—

Macquarie Credit Facility
Principal	15,000	20,000	20,000	5,000	—	—	2023
Interest	3,667	2,436	1,135	80	—	—

Total principal	$15,987	$71,756	$20,275	$5,294	$313	$254
Total interest	7,378	6,122	1,199	125	25	5
	$23,365	$77,878	$21,474	$5,419	$338	$259